Segments and Related Information - Schedule of Revenue by Service Offerings (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Oct. 02, 2021	Oct. 03, 2020	Dec. 31, 2020	Dec. 31, 2019
BCP QUALTEK HOLDCO, LLC
Revenue from External Customer [Line Items]
Revenues	$ 465,184	$ 524,080	$ 656,524	$ 599,268